ACQUISITION (Details 1)	Jun. 30, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Accounts Receivable	$ 40,291
Inventory	6,746
Other Assets	19,310
Goodwill	2,989,803
Accounts payable	(181,042)
Other accrued liabilities	(7,000)
Net assets acquired	$ 2,868,108